Derivative Financial Instruments (Aggregate Outstanding Notionals Related To Cash Flow Hedges) (Details) (Designated as Hedging Instrument [Member], Cash Flow Hedging [Member], USD $)
In Millions, unless otherwise specified
	Sep. 28, 2013 bu	Sep. 29, 2012 bu
Corn (in bushels)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	5,000,000	12,000,000
Soy Meal (in tons)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	96,800	164,700
Foreign Currency [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 60	$ 80